Description of Organization and Business Operations (Details) - USD ($)					2 Months Ended	10 Months Ended	12 Months Ended
	Nov. 15, 2023	May 11, 2023	Aug. 16, 2022	Feb. 15, 2022	Dec. 31, 2023	Nov. 14, 2023	Dec. 31, 2023	May 05, 2022
Description of Organization and Business Operations [Line Items]
Price per unit sold (in Dollars per share)					$ 10.95		$ 10.95
Shares purchased additionally (in Shares)								1,800,000
Price per shares (in Dollars per share)					$ 6.5		$ 6.5
Share of common stock (in Shares)					90,000		90,000
Excise tax percentage			1.00%				20.97%
Public shares total (in Shares)	3,323,707
Aggregate redemption	$ 12,346,791
Cash					$ 31,074,127		$ 31,074,127
Working capital					$ 13,300,601		13,300,601
Cash flow from operations	$ 36,383,179
Successor					Successor	Predecessor
Agreement amount					$ 150,000,000		150,000,000
IPO [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)				7,500,000
Price per unit sold (in Dollars per share)				$ 10
Shares purchased additionally (in Shares)				1,125,000
Cash flow from operations					$ 8,675,037		$ 8,675,037
Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Shares consummated (in Shares)				505,000
Price per shares (in Dollars per share)				$ 10
Generating proceeds				$ 5,050,000
Aggregate shares (in Shares)					505,000		505,000
Price per share value (in Dollars per share)					$ 10		$ 10
Share of common stock (in Shares)					1		1
Going Concern Considerations [Member]
Description of Organization and Business Operations [Line Items]
Cash					$ 3,505,454		$ 3,505,454
U.S. federal [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage			1.00%
Warrant [Member] | Private Placement [Member]
Description of Organization and Business Operations [Line Items]
Price per share value (in Dollars per share)					$ 11.5		$ 11.5
Excise Tax Liability [Member]
Description of Organization and Business Operations [Line Items]
Excise tax percentage	1.00%
Public shares total (in Shares)		4,115,597
Aggregate redemption		$ 43,318,207
Excise tax	$ 474,837